Short-term borrowings	12 Months Ended
Mar. 31, 2023
Short-term borrowings
15. Short-term borrowings
Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its operations. Short-term borrowings as of March 31, 2022 and March 31, 2023 were comprised of the following:

	As of March 31,
	2022		2023		2023

	(In millions)
Borrowed in the call market	Rs.	9,001.8	Rs.	14,359.5	US$	174.7
Term borrowings from institutions/banks		114,500.0		735,131.5		8,944.3
Foreign currency borrowings		430,665.8		320,695.0		3,901.9
Bills rediscounted				19,711.5		239.8

Total	Rs.	554,167.6	Rs.	1,089,897.5	US$	13,260.7

Total borrowings outstanding:
Maximum amount outstanding	Rs.	805,872.6	Rs.	1,154,282.6	US$	14,044.1
Average amount outstanding	Rs.	377,877.2	Rs.	870,879.3	US$	10,595.9
Weighted average interest rate		1.6%		4.0%		4.0%